Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Total stock-based compensation expense	$ 99,000,000	$ 135,000,000	$ 84,000,000
Outstanding stock options [Roll Forward]
Outstanding at beginning of period (in shares)	49,033,846
Granted (in shares)	7,801,023
Exercised (in shares)	(3,245,380)
Expired/Forfeited (in shares)	(3,553,520)
Outstanding at end of period (in shares)	50,035,969	49,033,846
Vested or expected to vest at end of period (in shares)	29,037,001
Exercisable at end of period (in shares)	20,147,917
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 33.70
Granted (in dollars per share)	$ 38.34
Exercised (in dollars per share)	$ 27.46
Expired/Forfeited (in dollars per share)	$ 35.22
Outstanding at end of period (in dollars per share)	$ 34.18	$ 33.70
Vested or expected to vest at end of period (in dollars per share)	$ 35.35
Exercisable at end of period (in dollars per share)	$ 32.76
Remaining Contractual Terms [Roll Forward]
Outstanding at beginning of period	5 years 7 months 6 days	6 years 0 months 14 days
Outstanding at end of period	5 years 7 months 6 days	6 years 0 months 14 days
Vested or expected to vest at end of period	3 years 10 months 24 days
Exercisable at end of period	7 years 11 months 26 days
Aggregate Intrinsic Value (Roll Forward]
Outstanding at beginning of period	193,000,000
Outstanding at end of period	175,000,000	193,000,000
Vested or expected to vest at end of period	108,000,000
Exercisable at end of period	65,000,000
Intrinsic value for options exercised	22,000,000	33,000,000	29,000,000
Fair value of options vested	125,000,000	58,000,000	53,000,000
Cash received from the exercise of options	89,000,000	147,000,000
Related tax benefit realized	8,000,000	14,000,000
Option Pricing Model Assumptions [Abstract]
Risk-free interest rate (in hundredths)	1.73%	2.12%	3.14%
Average life of option (in years)	7 years 10 months 24 days	7 years 2 months 12 days	7 years 3 months 18 days
Volatility (in hundredths)	27.02%	28.08%	28.01%
Dividend yield (in hundredths)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value granted at market price (in dollars per share)	$ 8.08	$ 8.12	$ 9.80
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years that compensation expense is recognized on a straight-line basis based on cliff vesting schedule for the annual restricted stock units (in years)	3
Total stock-based compensation expense	24,000,000	20,000,000	13,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,911,237
Granted (in shares)	936,499
Dividends (in shares)	64,986
Forfeited (in shares)	(245,033)
Vested (in shares)	(857,138)
Outstanding shares at end of period (in shares)	1,810,551	1,911,237
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 33.94
Granted (in dollars per share)	$ 36.60
Forfeited (in dollars per share)	$ 33.01
Vested (in dollars per share)	$ 34.95
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 34.04	$ 33.94
Performance Share Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years that compensation expense is recognized on a straight-line schedule for the performance shares (in years)	3
Total stock-based compensation expense	7,000,000	25,000,000	6,000,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,819,668
Granted (in shares)	689,605
Forfeited (in shares)	(215,948)
Vested (in shares)	(313,298)
Outstanding shares at end of period (in shares)	1,980,027	1,819,668
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 31.83
Granted (in dollars per share)	$ 35.61
Forfeited (in dollars per share)	$ 31.76
Vested (in dollars per share)	$ 35.52
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 32.57	$ 31.83
Emloyees Stock Purchase Plan 1982 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	94,000,000
Shares available for future grants/issuances (in shares)	16,610,192
Percentage of the fair market value that the plan permits eligible employees to purchase common stock (in hundredths)	90.00%
Total stock-based compensation expense	6,000,000	5,000,000	5,000,000
Stock Purchase/Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	42,000,000
Shares available for future grants/issuances (in shares)	13,366,481
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Total stock-based compensation expense	62,000,000	85,000,000	78,000,000
Executive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	63,400,000
Shares available for future grants/issuances (in shares)	15,984,563
Vesting period of options granted during the three recent fiscal years (in years)	3 years
Broad Based Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options granted to purchase common stock (in years)	10
Number of options that may be granted under this Plan (in shares)	15,000,000
Shares available for future grants/issuances (in shares)	7,905,555
Number of stores opened for shares to be granted	4,000
Number of stock options granted to each employee to purchase shares of stock (in shares)	100
Long-Term Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted under this Plan (in shares)	10,000,000
Shares available for future grants/issuances (in shares)	4,982,447
Nonemployee Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The value of the annual stock grant made to directors after November 1, 2009	$ 155,000
Number of shares each nonemployee director was granted (in shares)	4,788	4,552	4,097
Restricted Stock Awards [Member]
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	48,046
Granted (in shares)	0
Forfeited (in shares)	(3,690)
Vested (in shares)	(31,355)
Outstanding shares at end of period (in shares)	13,001
Weighted Average Price [Roll Forward]
Outstanding Weighted Average Share Price at beginning of Period (in dollars per share)	$ 36.13
Granted (in dollars per share)	$ 0
Forfeited (in dollars per share)	$ 36.43
Vested (in dollars per share)	$ 36.02
Outstanding Weighted Average Share Price at end of Period (in dollars per share)	$ 36.33